MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, equity securities acquired		$ 0		$ 5,779
Available for sale securities, equity securities purchased	$ 32,159	0
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	23,323	0	$ 0
Available-for-sale Securities, Equity Securities, Current	14,615	0
Member 2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, equity securities purchased	32,200
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	19,100
Available-for-sale Securities, Equity Securities, Current	13,100	0
Member 1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, equity securities acquired				$ 5,700
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	4,200
Available-for-sale Securities, Equity Securities, Current	$ 1,500	$ 0